Associates and Other Investments	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest In Other Entities [Abstract]
Associates and Other Investments
6.
ASSOCIATES AND OTHER INVESTMENTS

The following table summarizes the Company’s associates and other investments:

	October 3, 2023	December 31, 2022
	$	$
Investment in Arena Minerals	-	17,276
Warrants to purchase shares in Arena Minerals	-	1,616
Investment in Green Technology Metals	3,590	7,451
Investment in Ascend Elements	8,582	5,000
	12,172	31,343
Assets distributed upon separation (Note 4)	(12,172)	-
Associates and other investment	-	31,343

INVESTMENT IN ASSOCIATES

Investment in Arena Minerals

On April 20, 2023, the Company completed the acquisition of Arena Minerals through the purchase of all the issued and outstanding shares of Arena Minerals not already owned by the Company. As a result, the shares of Arena Minerals held by the Company at the time of the acquisition were no longer accounted for as an investment, but rather as part of the consideration paid for an asset acquisition (Note 7).

OTHER INVESTMENTS

The investments in Green Technology Metals Limited (“Green Technology Metals”) and Ascend Elements, Inc. (“Ascend Elements”) were distributed to the shareholders upon the Separation (Note 4).